Pinnacle TrendRating Innovative Equity Fund
<u>PINNACLE TRENDRATING INNOVATIVE EQUITY FUND SUMMARY</u>
Investment Objective:
The Pinnacle TrendRating Innovative Equity Fund (the “Fund”) seeks high total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 7 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pinnacle TrendRating Innovative Equity Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pinnacle TrendRating Innovative Equity Fund		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses		1.91%	2.66%	1.66%
Fee Waiver	[1]	(0.67%)	(0.67%)	(0.67%)
Total Annual Fund Operating Expenses After Fee Waiver		1.24%	1.99%	0.99%
[1]	The Fund's adviser, Pinnacle Family Advisors, LLC (the "Adviser"), has contractually agreed to waive management fees and to make payments to limit Fund expenses, until the later of January 31, 2021, or one year from the Fund's effective date, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.24%, 1.99% and 0.99% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed if such recoupment can be achieved, within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Board of Trustees, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflect the expense caps through the first year only.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Pinnacle TrendRating Innovative Equity Fund - USD ($)	1 Year	3 Years
Class A	694	1,079
Class C	202	763
Class I	101	458

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 95% of its assets (plus the amount of borrowing, if any) in equity securities. The Fund defines equity securities as common stock. The Fund intends to invest in 25 of the 500 largest market capitalized common stocks, excluding ADRs, trading in the U.S. based on a rank given to each of these stocks by the Adviser every month. The Adviser ranks each stock using the TrendRating Smart Momentum Score (“SMS”), a proprietary system of Trendrating S.A., which considers 8 out of over 350 factors that TrendRating’s research has determined to be the most effective in capturing medium to long term price trends ranging from a few months (medium term) to a few quarters (long term).

The SMS measures the strength of a trend for a given stock. Each stock is given an SMS between -3.0 and +3.0, where a score of +2.0-+3.0 indicates a strong bull trend and a score of +1.0-+2.0 indicates the beginning of a bull trend, whereas a score of -1.0--2.0 indicates the inception of a bear trend and a score of -2.0--3.0 indicates a strong bear trend. Based on the scoring, the Fund may be focused in certain sectors and industries. The importance of each factor to the SMS is adjusted on the last trading day of each month based on price patterns and volatility.

The 25 highest ranked stocks will make up the Fund’s initial portfolio. All valid positions (stocks maintaining a positive SMS) remaining from previous months will maintain their allocation percentage up to 8% for any one stock, and any new holdings will be equally weighted among the percentage available from stocks being removed. The Fund intends to be fully invested in 25 common stocks chosen through TrendRating’s proprietary system. If there are not enough stocks with a positive SMS, the Fund may hold some of its assets in cash.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.

• Equity Risk: Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Industry Risk: The Fund may focus its investments in an industry or group of industries that are vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries.

• Issuer-Specific Risk: The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Limited History of Operations Risk: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Model Risk: Like all quantitative analysis, the investment model carries a risk that the model might be based on one or more incorrect assumptions or may not perform as expected.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.pinnacledynamicfunds.com or by calling 1-888-985-9830.